Share-based benefits reserve	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based benefits reserve

9. Share-based benefits reserve

The Company has a share option plan (the “Plan”) to attract, retain and motivate qualified directors, officers, employees and consultants whose present and future contributions are important to the success of the Company by offering them an opportunity to participate in the Company’s future performance through the award of share options.

Each share option converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

In 2017, the Plan was amended such that the total number of common shares reserved and available for grant and issuance pursuant to the Plan is to equal 10% of the issued and outstanding common shares of the Company.

Options granted on June 14, 2021, vest over a 2-year period whereby 25% of the options granted vested on the date of grant, and the remaining unvested options vest in equal instalments every 6-months thereafter. The fair value of stock options granted was $1,317,155. A total stock-based compensation expense was recognized of $Nil for the six months period ended February 28, 2025 (August 31, 2024 - $Nil).

The following reconciles the options outstanding at the beginning and end of the period that were granted to eligible participants pursuant to the Plan:

	February 28, 2025		August 31, 2024
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
	#	$	#	$
Balance, beginning of period	565,689	3.61	565,689	3.72
Forfeited during the period	-	-	-	-
Balance as at period end	565,689	3.61	565,689	3.61
Exercisable as at period end	565,689	3.61	565,689	3.61

As at February 28, 2025, the options have no intrinsic value (August 31, 2024 – nil). As at February 28, 2025, all options are exercisable with a weighted average remaining life of 1.15years (August 31, 2024 – 1.8 years)

Pineapple Financial Inc.

Notes to the Condensed Interim Consolidated Financial Statements for period ended February 28, 2025 - Unaudited

(Expressed in US Dollars)

9. Share-based benefits reserve

The Company has a share option plan (the “Plan”) to attract, retain and motivate qualified directors, officers, employees and consultants whose present and future contributions are important to the success of the Company by offering them an opportunity to participate in the Company’s future performance through the award of share options.

Each share option converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

In 2017, the Plan was amended such that the total number of common shares reserved and available for grant and issuance pursuant to the Plan is to equal 10% of the issued and outstanding common shares of the Company.

Options granted on June 14, 2021, vest over a 2-year period whereby 25% of the options granted vested on the date of grant, and the remaining unvested options vest in equal instalments every 6-months thereafter. The fair value of stock options granted was $1,317,155. A total stock-based compensation expense was recognized of $Nil for year ended August 31, 2024 (August 31, 2023 - $57,340).

The Chief Financial Officer was granted 63,821 Stock options on November 15, 2021 as part of his compensation package. The options vest over a 3-year period whereby 8,974 of the options granted vested on the grant date and the remaining unvested options vest in equal instalments every 6-months thereafter. The fair value of the stock options granted was $141,885. The Chief Financial Officer options were forfeited during the year ended August 31, 2023. For year ended August 31, 2024, stock-based compensation expense of $nil (August 31, 2023 - $Nil) was recognized.

The following reconciles the options outstanding at the beginning and end of the period that were granted to eligible participants pursuant to the Plan:

	August 31, 2024		August 31, 2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
	#	$	#	$
Balance, beginning of year	565,689	3.72	628,510	3.71
Forfeited during the year	-	-	(62,821)
Balance as at year end	565,689	3.61	565,689	3.72
Exercisable as at year end	565,689	3.61	565,689	3.72

As at August 31, 2024, the options have no intrinsic value (August 31, 2023 – nil). As at August 31, 2024, all options are exercisable with a weighted average remaining life of 1.8 years (August 31, 2023 – 2.8 years).

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)